Group Information - Additional Information (Details) - Entity	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Neon Therapeutics Inc. (subsequently renamed BioNTech US Inc.) and Novartis Manufacturing GmbH (subsequently renamed BioNTech Manufacturing Marburg GmbH)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Number of entities acquired during the period	2
BioNTech USA Holding, LLC and BioNTech Research & Development, Inc. | ReSano GmbH (previously reBOOST Management GmbH)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Number of entities		3